Dispositions, Assets Held for Sale and Discontinued Operations (Details Textuals) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 28, 2009	Mar. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jun. 01, 2011	Nov. 26, 2008
Dispositions Assets Held for Sale and Discontinued Operations (Textuals) [Abstract]
Sale of senior housing triple-net facilities		14
Held for sale medical facility							1
Held for sale senior housing triple-net facilities							3
Housing triple-net facilities for net gains		$ 56,380,000,000
Impairment charge related to two of the held for sale		202,000,000
Impairment charge		202,000		947,000	25,223,000	32,648,000
Cash proceeds for sale				219,027,000	224,007,000	287,047,000
Sellers financing				1,470,000		59,649,000
Gain (loss) on sales of properties		26,184,000	56,380,000	36,115,000	43,394,000	163,933,000
Number of properties sold		14	38	38	36	38
Number of medical facilities related to impairment charge		2				15
Number of properties sold to Emeritus Corporation						29
Amount of Sale of properties to Emeritus Corporation						299,413,000
Total fund held in escrow						299,413,000
Escrow funds utiized						162,558,000
Amount held in two segregated escrow funds stayed by bankruptcy proceedings of LandAmerica 1031 Exchange Services, Inc.								136,855,000
Interest Returned to Company	918,000
Settlement payment to bankruptcy estate	2,000,000
Settlement proceeding expense					500,000
Emeritus Corporation [Member]
Dispositions Assets Held for Sale and Discontinued Operations (Textuals) [Abstract]
Cash proceeds for sale						249,413,000
Sellers financing						50,000,000
Gain (loss) on sales of properties						145,646,000
Medical Facilities [Member]
Dispositions Assets Held for Sale and Discontinued Operations (Textuals) [Abstract]
Impairment charge to reduce the carrying value						163,933,000
Number of real property facilities satisfying held for sale criteria		1		1
Impairment charge				947,000
Cash proceeds for sale				12,463,000	90,768,000	22,754,000
Sellers financing				1,470,000
Gain (loss) on sales of properties				$ (159,000)	$ 11,310,000	$ 12,476,000
Number of facilities held for sale				7	8
Skilled nursing facilities [Member]
Dispositions Assets Held for Sale and Discontinued Operations (Textuals) [Abstract]
Number of facilities held for sale					2
Senior housing facilities [Member]
Dispositions Assets Held for Sale and Discontinued Operations (Textuals) [Abstract]
Number of real property facilities satisfying held for sale criteria		18		16